Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,174,654	$ 5,064,802
Accounts receivable	2,000,062	545,494
Prepaid expenses	595,531	377,160
Investments	0	2,150,499
Total current assets	6,770,247	8,137,955
Non-current assets
Royalty, stream and other interests	32,860,568	17,625,689
Intangible assets	1,355,709	1,539,248
Restricted cash	700,000	0
Deferred royalty acquisitions	118,932	2,529
Total assets	41,805,456	27,305,421
Current liabilities
Accounts payable and accrued liabilities	1,766,131	1,129,807
Dividends payable	447,583	0
Income taxes payable	584,148	395,331
Other liabilities	176,434	403,610
Total current liabilities	2,974,296	1,928,748
Non-current liabilities
Other liabilities	425,281	2,924,062
Deferred taxes payable	2,991,431	1,742,936
Total liabilities	6,391,008	6,595,746
Equity
Share capital	57,020,116	43,648,023
Equity reserves	3,303,503	1,163,397
Deficit	24,909,171	24,101,745
Total equity	35,414,448	20,709,675
Total liabilities and equity	$ 41,805,456	$ 27,305,421